UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G
OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing
obligation to which this form is intended to satisfy:
	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1)
for the reporting period January 1, 2023 to December 31, 2023.
Date of Report (Date of earliest event reported): January 24, 2024 Commission File Number of securitizer:
Central Index Key Number of securitizer:
Justin Short (214) 459-6630
(Name and telephone number, including area code,
of the person to contact in connection with this filing)
Indicate by check mark whether the securitizer
has no activity to report for the initial period
pursuant to Rule 15Ga-1(c)(1):
Indicate by check mark whether the securitizer
has no activity to report for the quarterly period
pursuant to Rule 15Ga-1(c)(2)(i):
Indicate by check mark whether the securitizer
has no activity to report for the annual period
pursuant to Rule 15Ga-1(c)(2)(ii):
	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2).
Central Index Key Number of depositor:  0001949471
GSF 2022-1 DEPOSITOR LLC
(Exact name of issuing entity as specified in its charter)
Central Index Key Number of issuing entity (if applicable): __________ Central Index Key Number of underwriter (if applicable): ___________ Justin Short (214) 459-6630
(Name and telephone number, including area code, of the person to contact in connection with this filing)
INFORMATION TO BE INCLUDED IN THE REPORT
PART I:  REPRESENTATION AND WARRANTY INFORMATION
Item 1.02 Periodic Filing of Rule 15Ga-1
Representations and Warranties Disclosure
The securitizer has no activity to report.
Explanatory Note:
We have provided all the information required by Rule 15Ga-1 and this Form ABS-15G that can be acquired without unreasonable effort or expense by, among other things,
i) identifying asset-backed securities transactions within the scope of Rule 15Ga-1 for which we are a securitizer
("Covered Transactions"), (ii) reviewing our records for demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets ("Reportable Information"), (iii) identifying each trustee and servicer for the Covered Transactions (collectively, "Demand Entities"), and (iv) requesting from Demand Entities (or confirming that Demand Entities are required to deliver) all Reportable Information within their respective possession.
PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS
N/A
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Date:  January 24, 2024
GSF 2022-1 Depositor LLC
(Securitizer, Depositor, or Underwriter)


By: /s/ Justin Short
Name: Justin Short
Title:  Manager